Annual Fund Operating Expenses - Class S - Thrivent Global Stock Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.57%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.66%